NOTE RECEIVABLE (Details Narrative) - Mother Earth's Storehouse, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivables	$ 130,305	$ 39,523
Poughkeepsie [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase price payable			$ 175,000
Note receivable interest rate in percentage	5.00%
Note receivable maturity date	Nov. 01, 2022
Poughkeepsie [Member] | Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Monthly installment in amounts	$ 3,294
Note receivables	$ 130,305	$ 169,828